Management incentive agreement	6 Months Ended
Jun. 30, 2020
Management incentive agreement
Management incentive agreement

18.          Management incentive agreement

(a)	Equity-settled awards
(i)	2016 HeadHunter Unit Option Plan

In 2016, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive cash payments if a “liquidity event” occurs. “Liquidity event” includes either an Initial Public Offering (hereinafter – “IPO”) or Sale (initial or subsequent) of the Company’s shares by shareholders. The amount of payment is conditional on share price at the date of the liquidity event. In the initial plan the participants of the program were not entitled to receive shares of the Company. The Group has no liability to make cash payments to management, therefore the program was classified by the Group as equity-settled.

The following awards were issued as of June 30, 2020:

Awards series	Number of units	Grant date	Exercise price (per unit)	Fair value at grant date
			RUB’000	RUB’000
Series 1	801	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

A unit is defined in the 2016 HeadHunter Unit Option Plan as 0.005% of net proceeds from a “liquidity event”.

The fair value of the awards of Series 1 – Series 5, which were granted before the completion of the IPO, was estimated at the grant date using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the awards were granted. The fair value of the awards was calculated based on the expected business enterprise value at the grant date.

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Expected volatility was calculated based on actual experience of similar entities that have traded equity instruments.

The fair value of the awards of Series 6 – Series 7, which were granted after the completion of the IPO, is estimated at the grant date using the market price of the underlying shares, taking into account the terms and conditions on which the awards were granted.

The movement of the awards of Series 1 – 7 were as follows:

(number of units)

	For the three months period ended		For the six months period ended
	June 30		June 30
	2020	2019	2020	2019
Outstanding at beginning of the period	890	856	890	886
Granted during the period	—	34	—	34
Forfeited during the period	—	—	—	(30)
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Outstanding at end of the period	890	890	890	890

In April 2018 and March 2019 the Group amended the 2016 HeadHunter Unit Option Plan. In accordance with the amended Plan, if an IPO occurs, 25% of the awards will vest on the date of IPO and will be exercised and paid by the shareholders in cash, and 18.75% will vest on each of the first, second, third and fourth anniversaries of IPO, and each will be settled in equity by the Company. The modification of the Plan did not change the classification of the awards as equity-settled.

The modification of the Plan was not beneficial to the most participants of the program,  who received awards of Series 1. The modification of the Plan was beneficial to the participants,  who received awards of Series 2 – Series 5. The incremental fair value of RUB 10,815 was calculated as the difference between the fair value of the initial and amended program at the modification date and will be recognized over the modified vesting period.

In June 2019, the Group further amended the 2016 HeadHunter Unit Option Plan. As the result of this amendment, the participants of awards of Series 1 – Series 7 became unconditionally entitled to additional lump sum payment. This amendment was beneficial to the participants. The fair value of the additional award of RUB 28 million was recognized in the three months ended June 30, 2019.

As a result of completion of the IPO on May 8, 2019, the 25% of the awards of Series 1 – Series 7 were vested, and subsequently exercised and settled in cash by shareholders, and on the first anniversary of the IPO on May 8, 2020, the 18.75% of the awards of Series 1 – Series 7 were vested and subsequently exercised and settled by the Company in shares.

Total employee expenses (excluding social taxes) arising from the 2016 HeadHunter Option Plan amounted to RUB 9,377 thousand for the three months ended June 30, 2020 and RUB 53,939 thousand for the three months ended June 30, 2019, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income.

Total employee expenses (excluding social taxes) arising from the 2016 HeadHunter Option Plan amounted to RUB 22,586 thousand for the six months ended June 30, 2020 and RUB 59,181 thousand for the six months ended June 30, 2019, and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income.

The social taxes accrued amounted to RUB 25,361 thousand for the three months ended June 30, 2020, which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income (for the three months ended June 30, 2019 – RUB 8,248 thousand).

The social taxes accrued amounted to RUB 43,060 thousand for the six month ended June 30, 2020 (for the six months ended June 30, 2019 – RUB 8,248 thousand).

The related liability of RUB 83,607 thousand (as at December 31, 2019 – RUB 40,548 thousand) is presented within ‘Provisions’ in the statement of financial position.

(ii)	2018 Unit Option Plan

In 2018, the shareholders of the Group established an incentive program that provides key management of the Group with rights to receive shares. The amount of payment is conditional on share price at the vesting date. The share options vest if the average share price exceed the exercise price at the vesting date and the participant remains employed on such date. The awards vest in instalments over the vesting period, being 20% after 3 years in service from the grant date and 20% annually thereafter, resulting in full vesting in 7 years. The programme assumes grant of up to 600 units, and a unit is defined as 0.005% of the number of issued ordinary shares of the Company.

The Group has no liability to make cash payments to management, therefore the program is classified by the Group as equity-settled in this unaudited condensed consolidated interim financial information.

The Board of Directors approved the grant of 300 units, 41 units and 33 units on May 28, 2019, March 5, 2020 and May 26, 2020, respectively, under the 2018 Unit Option Plan.

Awards series	Number of units	Date grant approved by the Board of Directors	Exercise price (per unit)	Fair value at grant date
			USD	RUB’000
Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

The fair value of the awards is estimated at the grant date using a  Monte-Carlo simulation model, taking into account the terms and conditions on which the awards were granted. The model simulates the market price of the underlying shares and compares it against the exercise price.

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	763	859	932	996	1,028
Total fair value, in thousands of Russian Roubles	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	498	668	802	924	994
Total fair value, in thousands of Russian Roubles	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	1,008	1,172	1,298	14,040	1,460
Total fair value, in thousands of Russian Roubles	6,428	7,476	8,278	8,954	9,312

Expected volatility is calculated based on actual experience of similar entities that have traded equity instruments. The risk‑free interest rate applied is based on U.S. Treasury yield curve in effect at the grant date. The forfeiture rate is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

The movement of the awards of Series 1 – 3 were as follows:

(number of units)

	For the three months		For the six months
	period ended June 30		period ended June 30
	2020	2019	2020	2019
Outstanding at beginning of the period	341	—	300	—
Granted during the period	33	300	74	300
Forfeited during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Outstanding at end of the period	374	300	374	300

Total employee expenses (excluding social taxes) arising from the 2018 HeadHunter Option Plan amounted to RUB 16,418 thousand for the three months ended June 30, 2020 (for the three months ended June 30, 2019 – RUB 5,130 thousand), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income.

Total employee expenses (excluding social taxes) arising from the 2018 HeadHunter Option Plan amounted to RUB 30,889 thousand for the six months ended June 30, 2020 (for the six months ended June 30, 2019 – RUB 5,130 thousand), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income.

The social taxes accrued amounted to RUB 600 thousand for the three months ended June 30, 2020 (for the three months ended June 30, 2019 – RUB 546 thousand) and RUB 1,200 thousand for the six months ended June 30, 2020 (RUB 546 thousand for the six months ended June 30, 2019), which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income. The related liability of RUB 2,947 thousand (as at December 31, 2019 – RUB 1,746 thousand) is presented within ‘Provisions’ in the statement of financial position.

(b)	Cash-settled awards

In August 2017 the Group established a cash-settled management incentive program that provides the right to receive cash payments if an IPO or strategic sale (hereinafter – “the event”) occurs. The amount of payment is conditional on share price at the date of the event. The Group has liability to make cash payments, therefore the program is classified by the Group as cash-settled in these unaudited condensed consolidated interim financial information.

The awards vest in instalments over the vesting period, being 50% at the event (Award 1) and 50% after 12 months from the date of the event (Award 2).

The Award 1 has been vested on May 8, 2019 as a result of completion of the IPO and was settled in May 2019 in the amount of RUB 19,568 thousand.

The Award 2 has been vested on May 8, 2020 after 12 months from the date of the IPO and was settled in May 2020 in the amount of RUB 31,381 thousand.

The fair value of the awards were estimated at the grant date and at the end of each reporting period until the completion of the IPO, using the Black Scholes Merton (“BSM”) pricing model, taking into account the terms and conditions on which the award was granted. Subsequent to the IPO, the price of the Group’s ordinary shares on the NASDAQ Global Select Market is used to estimate the fair value of the awards.

Total employee expenses (excluding social taxes) arising from the cash-settled management incentive program amounted to RUB 981 thousand for the three months ended June 30, 2020 (for the three months ended June 30, 2019 – RUB 17,958 thousand) and RUB 7,520 thousand for the six months ended June 30, 2020 (for the six months ended June 30, 2019 – RUB 21,691 thousand) and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the condensed consolidated interim statement of income and comprehensive income.

The social taxes accrued amounted to RUB 303 thousand for the three months ended June, 2020 (for the three months ended June 30, 2019 – RUB 2,568 thousand) and RUB 1,291 thousand for the six months ended June, 2020 (for the six months ended June 30, 2019 – RUB 2,568 thousand), which are payable due to change in the parent company tax residency status (see note 1(a)), and are included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income. Social tax was fully paid in June 2020.